Taxation - Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax loss carried forward	¥ 181,860	¥ 142,408
Unrealized profits arising from elimination of inter-company transactions	5,420	45,354
Deferred revenue	2,435	2,898
Others	1,766	1,084
Total deferred tax assets	191,481	191,744
Less: Valuation allowance	(171,236)	(143,431)	¥ (94,637)	¥ (21,899)
Total deferred tax assets	20,245	48,313
Deferred tax liabilities
Unrealized gains on investments	4,597	13,350
Total deferred tax liabilities	4,597	13,350
Net deferred tax assets	¥ 15,648	¥ 34,963